UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON NOVEMBER 6, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15, 2002.

Report for the Calendar Year or Quarter Ended:     September 30, 2001

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  November 12, 2002


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:       328,869,000



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE

						 				VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------

AMERICAN WATER WORKS           CS               030411102     1975    50000 SH       SOLE                    50000
C.R. BARD                      CS               067383109    44947   884265 SH       SOLE                   884265
COMPAQ COMPUTER                CS               204493100    11094  1335000 SH       SOLE                  1335000
COOPER INDUSTRIES              CS               216669101     9405   226800 SH       SOLE                   226800
DIME BANCORP                   CS               25429Q102    35333   898600 SH       SOLE                   898600
GLOBAL MARINE                  CS               379352404     3083   220200 SH       SOLE                   220200
GPU INC.                       CS               36225X100    47540  1177892 SH       SOLE                  1177892
HEWLETT PACKARD 9/33 PUTS      PT                             9077   537100 SH  Put  SOLE                   537100
Homestake Mining Co            CS               437614100    21429  2304200 SH       SOLE                  2304200
INVERNESS MEDICAL TECH.        CS               461268104    37266  1008552 SH       SOLE                  1008552
NIAGRA MOHAWK                  CS               653520106    28247  1664516 SH       SOLE                  1664516
ORION POWER                    CS               686286105     8925   350000 SH       SOLE                   350000
SCI SYSTEM                     CS               783890106     6514   361900 SH       SOLE                   361900
ULTRAMAR DIAMOND SHAMROCK      CS               904000106    59535  1241872 SH       SOLE                  1241872
WILLIAMETTE IND                CS               969133107     4499   100000 SH       SOLE                   100000
							328,869